ORDINARY SHARE AND SHARE INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Stock-based Compensation Expense Recognized in Consolidated Statements of Comprehensive Loss

	Years Ended December 31,
	2025	2024	2023
	(in thousands)
Cost of net sales	$—	—	$28
Selling, general and administrative	114	117	151
Research and development	—	—	114
Total	$114	$117	$293

2017 Equity Incentive Plan
Summary of Stock Options Activity

		Weighted
	Number of	average
	shares	exercise
	outstanding	price
	(in thousands)
Options Outstanding, December 31, 2023	322	$4.39
Options granted	—	—
Options exercised	—	—
Options cancelled	—	—
Options forfeited or expired	(8)	4.40
Options Outstanding, December 31, 2024	314	$4.39
Options granted	—	—
Options exercised	—	—
Options cancelled	—	—
Options forfeited or expired	(7)	4.33
Options Outstanding, December 31, 2025	307	$4.39

Summary of Unvested Restricted Awards

		Weighted
		average
		grant date
	Shares	fair value
	(in thousands)
Total nonvested restricted stock at December 31, 2023	35	$3.28
Granted	43	3.03
Vested	(20)	3.79
Forfeited	—	—
Total nonvested restricted stock at December 31, 2024	58	$2.91
Granted	30	2.63
Vested	(43)	3.03
Forfeited	—	—
Total nonvested restricted stock at December 31, 2025	45	$2.61

Summary of Significant Ranges of Outstanding and Exercisable Stock Options

			Weighted
		Number of shares	Average	Weighted	Number of shares	Weighted
Range of		Outstanding	Remaining	Average	Exercisable	Average
Exercise Prices		as of 12/31/2025	Contractual Term	Exercise Price	as of 12/31/2025	Exercise Price
$4.28	$4.28	184,957	2.92	$4.28	184,957	$4.28
$4.56	$4.56	122,177	1.92	$4.56	122,177	$4.56

	Number of shares	Weighted average exercise price
Options exercisable as of December 31, 2025	307,134	$4.39
Options vested and expected to vest as of December 31, 2025	307,134	$4.39